CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Non-current assets Abstract
Intangible assets	$ 1,223,000,000	$ 1,382,000,000
Property, plant and equipment	2,480,000,000	2,628,000,000
Derivative financial instruments	2,000,000
Deferred tax assets	64,000,000	62,000,000
Employee benefit assets	10,000,000	22,000,000
Other non-current assets	53,000,000	70,000,000
Non-current assets	3,832,000,000	4,164,000,000
Current assets
Inventories	382,000,000	469,000,000
Trade and other receivables	332,000,000	278,000,000
Contract assets	251,000,000	259,000,000
Income tax receivable	35,000,000	44,000,000
Derivative financial instruments	20,000,000	12,000,000
Cash, cash equivalents and restricted cash	610,000,000	443,000,000
Total current assets	1,630,000,000	1,505,000,000
TOTAL ASSETS	5,462,000,000	5,669,000,000
Equity attributable to owners of the parent
Equity share capital	267,000,000	267,000,000
Share premium	5,989,000,000	5,989,000,000
Other reserves	(5,660,000,000)	(5,687,000,000)
Retained earnings	(738,000,000)	(469,000,000)
Equity attributable to owners of parent	(142,000,000)	100,000,000
Non-controlling interests	6,000,000	6,000,000
TOTAL EQUITY	(136,000,000)	106,000,000
Non-current liabilities
Borrowings	3,797,000,000	3,640,000,000
Employee benefit obligations	154,000,000	169,000,000
Derivative financial instruments	21,000,000	52,000,000
Deferred tax liabilities	141,000,000	136,000,000
Other liabilities and provisions	37,000,000	44,000,000
Non-current liabilities	4,150,000,000	4,041,000,000
Current liabilities
Borrowings	105,000,000	94,000,000
Interest payable	19,000,000	14,000,000
Derivative financial instruments	32,000,000	32,000,000
Trade and other payables	1,250,000,000	1,317,000,000
Income tax payable	28,000,000	28,000,000
Provisions	14,000,000	37,000,000
Current liabilities	1,448,000,000	1,522,000,000
TOTAL LIABILITIES	5,598,000,000	5,563,000,000
TOTAL EQUITY and LIABILITIES	$ 5,462,000,000	$ 5,669,000,000